INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Income before income taxes	$ (286,697)	$ (338,918)	$ (239,552)
State income tax expense	$ 63	$ 252	$ 377
Federal statutory rates	21.00%	21.00%	21.00%
Valuation allowance	$ 235,174	$ 174,863
Increase in valuation allowance	60,300	86,200
Federal net operating loss ("NOL") carryforwards	870,200
State net operating loss ("NOL") carryforwards	$ 585,900
Percentage of taxable income utilize	80.00%
Federal NOLs generated	$ 166,900	$ 236,100
NOL Carry over period	20 years
Federal research tax credit carryforwards	$ 11,000
State research tax credit carryforwards	9,400
Impact on effective tax rate	$ 5,500